N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49B
Entity Central Index Key	0001986148
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series C
—No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Investment options (Portfolio fees and expenses) (2)	0.68%	1.40%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	1.55%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $2,100	Highest Annual Cost $5,493
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB II and “Greater of” GMDB II) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

Series C
—No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Investment options (Portfolio fees and expenses) (2)	0.68%	1.40%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	1.55%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.68%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.40%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	1.55%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $2,100	Highest Annual Cost $5,493
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB II and “Greater of” GMDB II) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 2,100
Highest Annual Cost [Dollars]	$ 5,493
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP
®
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L	Series C
Sales Load Imposed on Purchases	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	N/A
Transfer Fee (2)	$35	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125	$125
Special Service Charges (4)	$90	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L	Series C
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Return of Principal death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%	0.35%

“Greater of” GMDB I (4)	1.25% (5)	1.25% (5)	1.25% (5)	1.25% (5)

“Greater of” GMDB II (4)	1.40% (6)	1.40% (6)	1.40% (6)	1.40% (6)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(7)

GMIB I – Asset Allocation	1.40% (8)	1.40% (8)	1.40% (8)	1.40% (8)

GMIB II – Custom Selection	1.55% (9)	1.55% (9)	1.55% (9)	1.55% (9)

Earnings enhancement benefit for life benefit charge (as a percentage of the account value) (7)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)(7)

Conversion from GMIB I – Asset Allocation	1.40% (10)	1.40% (10)	1.40% (10)	1.40% (10)

Conversion from GMIB II – Custom Selection	1.55% (11)	1.55% (11)	1.55% (11)	1.55% (11)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The “Greater of” GMDB I is only available if you also elect the GMIB I – Asset Allocation. The “Greater of” GMDB II is only available if you also elect the GMIB II – Custom Selection.

(5)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.25%.

(6)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(7)
If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(8)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(9)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.55%.

(10)	The current charge is 1.10%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.40%.

(11)	The current charge is 1.25%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.55%.
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) ( * )	0.68%	1.40%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,300	$25,242	$37,653	$68,348	$6,300	$19,242	$32,653	$68,348
SeriesCP ®	$14,666	$27,308	$39,371	$71,463	$6,666	$20,308	$34,371	$71,463
SeriesL	$14,668	$26,290	$34,305	$71,133	$6,667	$20,290	$34,305	$71,133
SeriesC	$7,070	$20,789	$34,889	$71,872	$6,720	$20,439	$34,539	$71,522

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L	Series C
Sales Load Imposed on Purchases	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	N/A
Transfer Fee (2)	$35	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125	$125
Special Service Charges (4)	$90	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Exchange Fee, Footnotes [Text Block]
(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L	Series C
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Return of Principal death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%	0.35%

“Greater of” GMDB I (4)	1.25% (5)	1.25% (5)	1.25% (5)	1.25% (5)

“Greater of” GMDB II (4)	1.40% (6)	1.40% (6)	1.40% (6)	1.40% (6)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(7)

GMIB I – Asset Allocation	1.40% (8)	1.40% (8)	1.40% (8)	1.40% (8)

GMIB II – Custom Selection	1.55% (9)	1.55% (9)	1.55% (9)	1.55% (9)

Earnings enhancement benefit for life benefit charge (as a percentage of the account value) (7)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)(7)

Conversion from GMIB I – Asset Allocation	1.40% (10)	1.40% (10)	1.40% (10)	1.40% (10)

Conversion from GMIB II – Custom Selection	1.55% (11)	1.55% (11)	1.55% (11)	1.55% (11)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The “Greater of” GMDB I is only available if you also elect the GMIB I – Asset Allocation. The “Greater of” GMDB II is only available if you also elect the GMIB II – Custom Selection.

(5)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.25%.

(6)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(7)
If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(8)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(9)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.55%.

(10)	The current charge is 1.10%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.40%.

(11)	The current charge is 1.25%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.55%.

Administrative Expense, Footnotes [Text Block]
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The “Greater of” GMDB I is only available if you also elect the GMIB I – Asset Allocation. The “Greater of” GMDB II is only available if you also elect the GMIB II – Custom Selection.

(5)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.25%.

(6)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(7)
If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(8)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(9)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.55%.

(10)	The current charge is 1.10%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.40%.

(11)	The current charge is 1.25%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.55%.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) ( * )	0.68%	1.40%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.68%	[5]
Portfolio Company Expenses Maximum [Percent]	1.40%	[5]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,300	$25,242	$37,653	$68,348	$6,300	$19,242	$32,653	$68,348
SeriesCP ®	$14,666	$27,308	$39,371	$71,463	$6,666	$20,308	$34,371	$71,463
SeriesL	$14,668	$26,290	$34,305	$71,133	$6,667	$20,290	$34,305	$71,133
SeriesC	$7,070	$20,789	$34,889	$71,872	$6,720	$20,439	$34,539	$71,522

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,300	$25,242	$37,653	$68,348	$6,300	$19,242	$32,653	$68,348
SeriesCP ®	$14,666	$27,308	$39,371	$71,463	$6,666	$20,308	$34,371	$71,463
SeriesL	$14,668	$26,290	$34,305	$71,133	$6,667	$20,290	$34,305	$71,133
SeriesC	$7,070	$20,789	$34,889	$71,872	$6,720	$20,439	$34,539	$71,522

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,300	$25,242	$37,653	$68,348	$6,300	$19,242	$32,653	$68,348
SeriesCP ®	$14,666	$27,308	$39,371	$71,463	$6,666	$20,308	$34,371	$71,463
SeriesL	$14,668	$26,290	$34,305	$71,133	$6,667	$20,290	$34,305	$71,133
SeriesC	$7,070	$20,789	$34,889	$71,872	$6,720	$20,439	$34,539	$71,522

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Available with our without the GMIB • Withdrawals could significantly reduce or terminate benefit

“Greater of” GMDB I	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	1.25% (1)	1.10% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

“Greater of” GMDB II	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	1.40% (1)	1.25% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
(1)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
GMIB I – Asset Allocation	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.40% (1)	1.10% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
GMIB II – Custom Selection	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.55% (1)	1.25% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Subject to restrictions on investment options • May not elect “Greater of” GMDB I

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase

GWBL conversion from GMIB I – Asset Allocation	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.40% (1)	1.10% (1)	• Only available from conversion from GMIB I on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85

GWBL conversion from GMIB II – Custom Selection	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.55% (1)	1.25% (1)	• Only available from conversion from GMIB II on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85
(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Additional Charge		• Not generally available with DCA • Subject to restrictions on investment options

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Additional Charge		• Not generally available with Rebalancing
(1)	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
(2)	Allows you to rebalance your account value only among the Option B variable investment options.
Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “guaranteed benefit bases”) are used to calculate the Guaranteed minimum income benefit (“GMIB”) and the Guaranteed minimum death benefits, as described in this section. The benefit base for a GMIB and Guaranteed minimum death benefit will be calculated as described in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit (“GMIB”)” and “Guaranteed minimum death benefit”.

We refer to the following collectively, as the “Guaranteed minimum income benefit (“GMIB”)”: (i) GMIB I — Asset Allocation and (ii) GMIB II — Custom Selection.

We refer to the following, collectively, as “Guaranteed minimum death benefits:” (i) Return of Principal death benefit; (ii) the Highest Anniversary Value death benefit; and (iii) the “Greater of” death benefit, which includes both the “Greater of” GMDB I and the “Greater of” GMDB II.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Highest Anniversary Value death benefit is based on the Highest Anniversary Value benefit base; (3) the “Greater of” death benefit is based on the greater of the
Roll-up
benefit base and the Highest Anniversary Value benefit base; (4) the GMIB is based on the GMIB benefit base, which is the greater of
Roll-up
benefit base and the Highest Anniversary Value benefit base.

For Series CP
®
contracts only, any credit amounts attributable to your contributions are not included in your guaranteed benefit bases.

For a description of how the ATP exit option will impact your guaranteed benefit bases, see “ATP exit option”.

See “How withdrawals affect your Guaranteed benefits” for a discussion of how withdrawals impact your guaranteed benefit bases. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Return of Principal death benefit base

Your Return of Principal death benefit base is equal to:

•	your initial contribution and any subsequent contributions to the contract; less

•	a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.
Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal death benefit base is calculated.

Highest Anniversary Value benefit base
(Used for the Highest Anniversary Value death benefit, GMIB I – Asset Allocation, “Greater of” GMDB I, GMIB II – Custom Selection and “Greater of” GMDB II)

The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your contract.

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution and any subsequent contributions to your contract,

-OR-

•	your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any subsequent contributions made since the most recent “reset” of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base).

If you have taken a withdrawal from your contract, your Highest Anniversary Value benefit base will be reduced from the amount described above.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to the greater of either:

•	your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any subsequent contributions made after any such withdrawal),

-OR-

•	your highest account value on any contract date anniversary after the withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any subsequent contributions made since the most recent “reset” of the Highest Anniversary Value benefit base that established your account value as your new Highest Anniversary Value benefit base).

Your Highest Anniversary benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, the associated guaranteed minimum death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

Roll-up
benefit base
(Used for the GMIB I – Asset Allocation, “Greater of” GMDB I, GMIB II – Custom Selection and “Greater of” GMDB II)

Your
Roll-up
benefit base is equal to:

•	your initial contribution and any subsequent contributions to your contract; less

•	a deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); plus

•	“Deferral
Roll-up
amount” OR any “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the “Annual withdrawal amount.” (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

The “Annual
Roll-up
amount” and the “Deferral
Roll-up
amount” are described under “Guaranteed minimum income benefit (“GMIB”)”.

The
Roll-up
benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the Roll-Up benefit base stops rolling up, the associated “Greater of” death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

For contracts with
non-natural
owners, the
Roll-up
benefit bases will be based on the annuitant’s (or older joint annuitant’s) age.

Please see Appendix “Guaranteed benefit base examples” for an example of how the
Roll-up
benefit base is calculated.

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the
Roll-up
benefit base on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, subsequent contributions to your contract during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

“Greater of” GMDB I, “Greater of” GMDB II, GMIB I – Asset Allocation and GMIB II – Custom Selection benefit bases

Your “Greater of” death benefit base and your GMIB benefit base are equal to the greater of:

•	The Roll-up benefit base; and

•	The Highest Anniversary Value benefit base.

Both of these are described immediately above.
The
Roll-up
benefit base is used to calculate (i) the Annual withdrawal amount (as described in this section), (ii) the benefit bases for the GMIB and “Greater of” death benefit, and (iii) the charges for these guaranteed benefits. The Highest Anniversary Value benefit base is not used to calculate your Annual withdrawal amount, but is used to calculate the benefit bases for the GMIB and “Greater of” death benefit, as well as the charges for these guaranteed benefits.

For the GMIB, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 85. For more information, see “Withdrawal charge” in “Charges and expenses”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the benefit bases for GMIB and the “Greater of” death benefit are calculated.

Your guaranteed benefit base(s) is not an account value. As such, the benefit base(s) cannot be split or divided in any proportion in connection with an event, such as a divorce or Roth IRA conversion.

Roll-up
benefit base reset

As described in this section, you will be eligible to reset your
Roll-up
benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your
Roll-up
benefit base. The
Roll-up
continues to the contract date anniversary following age 85 on any reset benefit base.

If you elect GMIB with or without the “Greater of” GMDB, you are eligible to reset the
Roll-up
benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 85th birthday. After the contract date anniversary following your 85th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the associated Roll-up benefit base will no longer be eligible for resets.

If you elect both a “Greater of” death benefit and a GMIB, the
Roll-up
benefit bases for both guaranteed benefits are reset simultaneously when you request a
Roll-up
benefit base reset. You cannot elect a
Roll-up
benefit base reset for one benefit and not the other.

If you are not enrolled in one of our programs, we will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the
Roll-up
benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods:
one-time
reset option, automatic annual reset program or automatic customized reset program.

one-time
reset option
— resets your
Roll-up
benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your
Roll-up
benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program
— automatically resets your
Roll-up
benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your
Roll-up
benefit base is received at our processing office more than 30 days after your contract date anniversary, your
Roll-up
benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time
reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your
Roll-up
benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time
reset request will be terminated;

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your
Roll-up
benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time
reset request will be terminated.

Once your
one-time
reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us”. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse’s age 85 as described above.

If you elect to reset your
Roll-up
benefit bases, we may increase the charge for the GMIB and the “Greater of” death benefit. There is no charge increase for the Highest Anniversary Value death benefit. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses” for more information.

It is important to note that once you have reset your
Roll-up
benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than
the contract date anniversary following age 85.
See “Exercise rules” under “Guaranteed minimum income benefit (“GMIB”)” and “How withdrawals affect your Guaranteed benefits” for more information. Please note that in most cases, resetting your
Roll-up
benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your
Roll-up
benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses”.

If you are a traditional IRA or QP contract owner, before you reset your
Roll-up
benefit base, please consider the effect of the waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, your waiting period for the reset under the IRA contract will include any time that you were a participant under the QP contract. If you must begin taking lifetime required minimum distributions during the
10-year
waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See “How withdrawals affect your Guaranteed benefits” and “Lifetime required minimum distribution withdrawals” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix “Purchase considerations for QP Contracts”.

Death Benefits

Guaranteed minimum death benefit

You may choose from three death benefit options:

•	Return of Principal death benefit (there is no additional charge for this benefit);

•	Highest Anniversary Value death benefit (the current charge for this benefit is 0.35%);

•	“Greater of” death benefits:

—	The “Greater of” GMDB I (available only if elected with the GMIB I — Asset Allocation) (the current charge for this benefit is 1.10%); or

—	The “Greater of” GMDB II (available only if elected with the GMIB II — Custom Selection) (the current charge for this benefit is 1.25%).

The Return of Principal death benefit, if elected without a GMIB, is available at issue to all owners. If elected with a GMIB, the Return of Principal death benefit is issued to owners age
20-80
(age
20-70
for Series CP
®
). The Highest Anniversary Value death benefit, if elected without a GMIB, is issued to owners age
0-80
(age
0-70
for Series CP
®
). If elected with a GMIB, the Highest Anniversary Value death benefit is issued to owners age
20-80
(age
20-70
for Series CP
®
). The “Greater of” death benefit, which must be elected with a GMIB, is issued to owners age
20-70.
Please note that the maximum issue age for the death benefit options may be different for certain contract owners. Please see Appendix “State contract availability and/or variations of certain features and benefits” and Appendix “Contract variations” for more information.

Your contract provides a Return of Principal death benefit. If you do not elect one of the “Greater of” death benefits or the Highest Anniversary Value death benefit described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Return of Principal death benefit, whichever provides the higher amount. The Return of Principal death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable). The Return of Principal death benefit is available to all owners.

If you elect one of the “Greater of” death benefits or the Highest Anniversary Value death benefit, your death benefit is equal to your account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or the benefit base of your elected “Greater of” death benefit or the Highest Anniversary Value death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping the GMIB can cause the corresponding “Greater of” death benefit to also be dropped. Please see “Payment of death benefit” for more information.

The Highest Anniversary death benefit and the “Greater of” death benefits have an additional charge. There is no additional charge for the Return of Premium death benefit. Although the amount of your Highest Anniversary or “Greater of” death benefit will no longer increase after age 85, we will continue to deduct the charge for that death benefit as long as it remains in effect. See “Guaranteed benefit charges” in “Charges and expenses” for more information.

The Highest Anniversary Value death benefit can be elected by itself. Each “Greater of” death benefit is available only with the corresponding GMIB. Therefore, the “Greater of” GMDB I can only be elected if you also elect the GMIB I — Asset Allocation. The “Greater of” GMDB II can only be elected if you also elect the GMIB II — Custom Selection. There is an additional charge for the “Greater of” GMDB and the Highest Anniversary Value death benefit. There is no additional charge for the Return of Principal death benefit. See “Charges and expenses”.

If you elect to drop the GMIB prior to the contract date anniversary following age 85, the “Greater of” death benefit will be dropped automatically.

If the GMIB is dropped without converting to the GWBL within 30 days after the contract date anniversary following age 85, then the “Greater of” death benefit will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See “Dropping the
Guaranteed minimum income benefit after issue” in this Prospectus for more information.

If the “Greater of” death benefit is dropped, your death benefit value will be what the value of the Return of Principal death benefit would have been if the Return of Principal death benefit were elected at issue. If the “Greater of” death benefit is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the “Greater of” death benefit is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged.

If you elect one of the death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any death benefit elected will be replaced automatically with the Return of Principal death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

Subject to state availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the death benefits described above.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Each death benefit is equal to its corresponding benefit base described in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your death benefit election, you may not change it.

If you purchase a “Greater of” death benefit with a GMIB, you will be eligible to reset your
Roll-up
benefit base. See
“Roll-up
benefit base reset” in this Prospectus.

Please see “How withdrawals affect your Guaranteed benefits” in this Prospectus and “Effect of your account value falling to zero” in “Determining your contract’s value” and the section entitled “Charges and expenses” for more information on these guaranteed benefits.

If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum death benefit. See “Owner and annuitant requirements” in this Prospectus.

See Appendix “Guaranteed benefit base examples” for an example of how we calculate the guaranteed benefit bases.

Surrendering your contract will terminate your death benefit. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in this Prospectus for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The current charge for this benefit is 0.35%. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of “Tax information” for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL. See “Guaranteed withdrawal benefit for life (“GWBL”)” in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,”. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value”.

The additional death benefit will be 40% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Series CP
®
contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater
of the account value as of the date we receive satisfactory proof of death
or
any applicable Guaranteed minimum death benefit as of the date of death.

For Series CP
®
contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year
period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year
period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 85, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x 0.40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix “Earnings enhancement benefit example”.

Although the value of your Earnings enhancement benefit will no longer increase after age 85, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” to see if this feature is available in your state.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in this Prospectus for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Series CP
®
contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

When we use the terms
owner
and
joint
owner
, we intend these to be references to
annuitant
and
joint annuitant
, respectively, if the contract has a
non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms owner
and
successor
owner
are intended to be references to
annuitant
and
joint annuitant
, respectively, if the contract has a
non-natural
owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation”(if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.
Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the GMIB and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the GMIB cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply and no additional contributions will be permitted. If the GMIB converts to the GWBL, the provisions described in this paragraph will apply at the death of the younger owner, even though the GWBL is calculated using the age of the surviving older owner.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit,

continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	In general, withdrawal charges will no longer apply to contribu- tions made before your death. Withdrawal charges, if applicable, will apply if additional contributions are made.

•	The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the GMIB has converted to the GWBL, may continue as follows:

—
If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your spouse is age 80 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If you elected the Highest Anniversary Value death benefit (either without GMIB or combined with the GMIB) and your surviving spouse is age 81 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
If you elected either the “Greater of” GMDB I or “Greater of” GMDB II (combined with the GMIB) and your spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the Guaranteed minimum death benefit continues, the
Roll-Up
benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal continuation. This does not apply to contracts in which the GMIB has converted to the GWBL.

—
If you elected either the “Greater of” GMDB I or “Greater of” GMDB II (combined with the GMIB) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will
be increased
to equal the Guaranteed minimum death benefit base.

•	The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been pre-
viously frozen because the older spouse had attained age 85, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 85. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit (“GMIB”)” in “Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

•	If you convert the GMIB to the GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If the GMIB converts to the GWBL on a Single life basis, the benefit and charge will terminate.

•	If the older owner of a Joint life contract under which the GMIB converted to the GWBL dies, and the younger spouse is age 75 or younger at the time of the older spouse’s death, the elected Guaranteed minimum death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse’s age 85. If the surviving spouse is age 76 or older at the time of the older spouse’s death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no
Roll-up
benefit base reset.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the GMIB continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If the GMIB has converted to the GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the Beneficiary continuation option is only available after the death of the second owner.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Series CP
®
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.
•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If any guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Series CP
®
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit (“GMIB”)

This section describes the Guaranteed minimum income benefit (“GMIB”).

The GMIB is available to owners ages 20–80 (ages
20-70
for Series CP
®
contracts). For owner ages 71–80 at issue, the “Greater of” GMDB I and the “Greater of” GMDB II are not available. See Appendix “State contract availability and/or variations of certain features and benefits” and Appendix “Contract variations” for more information. You may elect one of the following:

•	The Guaranteed minimum income benefit I — Asset Allocation (“GMIB I — Asset Allocation”) (the current charge for this benefit is 1.10%).

•	The Guaranteed minimum income benefit II — Custom Selection (“GMIB II — Custom Selection”) (the current charge for this benefit is 1.25%).

Both options include the ability to reset your
Roll-up
benefit base. See
“Roll-up
benefit base reset”. Under GMIB I — Asset Allocation, you are restricted to the investment options available under Option A — Asset Allocation. Under GMIB II — Custom Selection, you can choose either Option A — Asset Allocation or Option B — Custom Selection. You should not elect GMIB II — Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I — Asset Allocation’s optional benefit charge is lower and offers Option A.

If you elect the GMIB I — Asset Allocation, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the “Greater of” GMDB I. You may not elect the “Greater of” GMDB II.

If you elect the GMIB II — Custom Selection, you may elect the Return of Principal death benefit, Highest Anniversary Value death benefit, or the “Greater of” GMDB II. You may not elect the “Greater of” GMDB I.

If the contract is jointly owned, the GMIB will be calculated on the basis of the older owner’s age. There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for

Series B and Series L contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GMIB. See “Owner and annuitant requirements” in this Prospectus. If the owner was older than age 60 at the time an IRA or QP contract was issued, the GMIB may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the GMIB can be exercised. See “How withdrawals affect your Guaranteed benefits”.

If you elect the GMIB option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,”.

The GMIB guarantees you a minimum amount of fixed income under a life annuity fixed payout option. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise your GMIB. An additional payout option may be available for certain contract owners. Please see Appendix “State contract availability and/or variations of certain features and benefits” and Appendix “Contract variations” for more information. This benefit provides a minimum guarantee that may never come into effect.

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 85), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

Annual
Roll-up
rate

The Annual
Roll-up
rate is 5%. The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your
Roll-up
benefit base for the contract year in which the first withdrawal is made from your contract and all subsequent contract years. The
Roll-up
rate used to calculate amounts credited to your
Roll-up
benefit base in the contract years prior to the first withdrawal from your contract is called the “Deferral
Roll-up
rate”.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is 5%. The Deferral
Roll-up
rate is only used to calculate amounts credited to your
Roll-up
benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your contract.

Both the Annual Roll-up rate and the Deferral Roll-up rate are 5%. This means that the rate used to calculate amounts credited to your Roll-up benefit base is the same before and after the first withdrawal is made from your contract.

The Deferral Roll-up rate may be different for certain contract owners. Please see Appendix “State contract availability and/or variations of certain features and benefits” and Appendix “Contract variations” for more information.

Annual
Roll-up
amount and annual
Roll-up
benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
benefit base on each contract date anniversary once you take a withdrawal from your contract. This amount is calculated by taking into account your
Roll-up
benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate, contributions to your contract during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	your Roll-up benefit base on the preceding contract date anniversary, multiplied by:

•	5% (the Annual Roll-up rate); less

•	any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to your contract during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution.

The
Roll-up
benefit base, used in connection with the GMIB and the “Greater of” death benefit, stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday.

In the event of your death, a
pro-rated
portion of the Annual
Roll-up
amount will be added to the
Roll-up
benefit base, if applicable.

Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your
Roll-up
benefit base on a pro rata basis. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral
Roll-up
amount and annual
Roll-up
benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your
Roll-up
benefit base on each contract date anniversary before you take your first withdrawal from your contract. The amount is calculated by taking into account your
Roll-up
benefit base from the preceding contract date anniversary, the Deferral
Roll-up
rate and contributions to your contract during the contract year.

Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up benefit base on the preceding contract date anniversary, or initial benefit base in the first contract year, multiplied by:

•	5% (the Deferral Roll-up rate); plus

•	A pro-rated Deferral Roll-up amount for any contribution to your contract during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution.

In the event of your death, a
pro-rated
portion of the Deferral
Roll-up
amount will be added to the
Roll-up
benefit base, if applicable.

Annual withdrawal amount

Your Annual withdrawal amount is calculated on the first day of each contract year beginning in the second contract year, and is equal to:

•	5% (the Annual Roll-up rate), multiplied by;

•	the Roll-up benefit base as of the most recent contract date anniversary.

You do not have an Annual withdrawal amount in the first contract year. Any withdrawal from your contract during the first contract year is treated as an Excess withdrawal and will reduce your
Roll-up
benefit base on a pro rata basis. The full Annual
Roll-up
amount is added to your
Roll-up
benefit base on the first contract date anniversary.
Beginning in the second contract year, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
benefit base. Amounts withdrawn from your contract in excess of your Annual withdrawal amount, and all subsequent withdrawals from your contract in that contract year, will always reduce your
Roll-up
benefit base on a pro rata basis. Each such withdrawal is referred to as an “Excess withdrawal”. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.
It is important to note that withdrawals in excess of your Annual withdrawal amount may have a harmful effect on your guaranteed benefit bases. An Excess withdrawal that reduces your account value to zero will cause your GMIB to terminate.

Please remember that the
Roll-up
benefit base is only one component of the benefit base for the GMIB I — Asset Allocation, GMIB II — Custom Selection, “Greater of” GMDB I and “Greater of” GMDB II. These benefit bases are equal to the greater of the
Roll-up
benefit base and the Highest Anniversary Value benefit base. This means if the Highest Anniversary Value benefit base is greater than the
Roll-up
benefit base at the time of a withdrawal, even if your
Roll-up
benefit base is not reduced as a result of the withdrawal, your GMIB benefit base and/or your “Greater of” death benefit base will be reduced. Your Annual withdrawal amount is based solely on your
Roll-up
benefit base; it is not impacted by your Highest Anniversary Value benefit base.

Your Annual withdrawal amount is calculated using the Annual
Roll-up
rate. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year.

Effect of an Excess withdrawal.
An Excess withdrawal will always reduce your
Roll-up
benefit base and your Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

For an example of how your Annual withdrawal amount, Annual Roll-up amount, Deferral Roll-up amount and an Excess withdrawal affect your Roll-up benefit base see Appendix “Guaranteed benefit base examples”.

Guaranteed minimum income benefit “no lapse guarantee”
.
  In general, if your account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•	You will be issued a life only supplementary contract based on your life. Upon exercise, your contract (including its death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.
The no lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals during any contract year exceed your Annual withdrawal amount (or in the first contract year, exceed your Annual
Roll-up
rate times all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed your Annual withdrawal amount.

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary. If you elected the Guaranteed minimum income benefit, you can only exercise the benefit during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate without value and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value”.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value”. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 85th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age 85. Other options are available to you on the contract date anniversary following your 85th birthday. See “Guaranteed withdrawal benefit for life (“GWBL”)”. In addition, eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•	If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—
Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)
if you were age 75 when the contract was issued or the
Roll-up
benefit base was reset when you were between the ages of 75 and 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 85;

(ii)
for Accumulator
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator
®
Series QP contract into an Accumulator
®
Series traditional IRA. This process must be completed within the
30-day
time frame following

the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See “How withdrawals affect your Guaranteed benefits”;

(iv)
if you reset the
Roll-up
benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 85. Please note that in most cases, resetting your
Roll-up
benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)	if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See “Effect of the owner’s death” under “Benefits available under the contract” for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your guaranteed benefits’’.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Asset transfer program (“ATP”)

If you elect the GMIB or convert to GWBL, you are required to participate in the asset transfer program (“ATP”). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the variable investment options. The formulas applicable to you may not be altered once you elect the benefit. In essence, we seek to preserve account value by transferring some or all of your account value to a more stable option (i.e., the ATP Portfolio). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

The ATP Portfolio will only be used to hold amounts transferred out of your variable investment options in accordance with the formulas described below. The ATP Portfolio is not part of Option A or Option B, and you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies regardless of whether you elect Option A or Option B. On a limited basis, you may request a transfer out of the ATP Portfolio, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see “Portfolios of the Trust” in “Purchasing the Contract”.

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the preceding business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas – the ATP formula and the transfer amount formula – are used to automatically perform an analysis with respect to your GMIB. For purposes of these calculations, amounts in the guaranteed interest option and any Special DCA program are excluded from amounts that are transferred into the ATP Portfolio.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined “transfer points” to determine what portion of account value needs to be held in the ATP Portfolio.

If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio, the guaranteed interest option and a Special DCA program. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the variable investment options, will be transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the variable investment options in accordance with your allocation instructions on file. Any amounts that would have been allocated to the guaranteed interest option, based on your allocation instructions on file, will be allocated among the variable investment options. No amounts will be transferred into or out of the guaranteed interest option or a Special DCA program as a result of any ATP transfer.

If you make a contribution after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the account value will be invested in the ATP Portfolio, the guaranteed interest option, and a Special DCA program. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the ATP Portfolio such that 100% of account value will be invested in the ATP Portfolio, the guaranteed interest option, and a Special DCA program. On the first day of your first contract year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. After the 20th contract year, the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix “Formula for asset transfer program for guaranteed benefits” for a list of transfer points.

On any day that a transfer (excluding a dollar cost averaging transfer) is made out of the guaranteed interest option into a variable investment option, the formulas described above will be run, which may in turn trigger an off cycle ATP transfer. Regardless of when this off cycle valuation occurs, an ATP valuation will again occur on the next valuation day. An off cycle valuation will not occur on a monthiversary. Cancellation of any dollar cost averaging program will not trigger an off cycle ATP transfer. For the purposes of any off cycle calculation, the ATP transfer formula will use the account value as of the previous business day. Off cycle calculations will use the transfer points for the most recent valuation day.

If you take a withdrawal from your contract and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your variable investment options (including the ATP Portfolio) and the guaranteed interest option, if applicable. If there is insufficient value or no value in those investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the Special DCA program.

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio.

You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your account value if the market increases which may also increase your benefit bases upon a reset. On the other hand, if the market declines, your account value will also decline which will reduce the likelihood that your benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the first contract year.

•	Beginning in the second contract year, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day or on a day where we process an off cycle transfer. If your transfer form is received in good order on a valuation day or a day on which we process an off cycle transfer, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your benefit bases and therefore a reduction in the value of your benefits.

On the day the ATP exit option is processed, the current value of the
Roll-up
benefit base and the Highest Anniversary Value benefit base is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the
Roll-up
benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the
Roll-up
benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

If the
Roll-up
benefit base is adjusted, there are no corresponding adjustments made to the Deferral
Roll-up
amount, the Annual
Roll-up
amount and the Annual withdrawal amount in that contract year. Any such amounts are added to your newly adjusted
Roll-up
benefit base.
The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

•	“Greater of” GMDB: Both the Roll-up benefit base and the Highest Anniversary Value benefit base will be adjusted in the same manner as the GMIB benefit bases.

•	Highest Anniversary Value death benefit: The benefit base value for the Highest Anniversary Value death benefit will be the same as the Highest Anniversary Value benefit base for the GMIB.

•	Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.

For information about the ATP exit option, please see Appendix “Formula for asset transfer program for guaranteed benefits”.

ATP continues after conversion to GWBL.
If the GMIB converts to the GWBL, the ATP will continue as described above, except that the ATP exit option will no longer be available. See Appendix “Formula for asset transfer program for guaranteed benefits” for more information.

Dropping the Guaranteed minimum income benefit after issue

You may drop the GMIB from your contract after issue and prior to conversion to the GWBL, subject to the following restrictions:

•	For Series B, Series CP ® and Series L contract holders:

—	You may not drop the GMIB if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

•	For Series C contract holders:

—	You may not drop the GMIB until the fourth contract date anniversary.

•	The GMIB will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GMIB on a date other than a contract date anniversary, we will deduct a pro rata portion of the GMIB charge for the contract year on that date.

•	If you elect the “Greater of” GMDB I or “Greater of” GMDB II and the corresponding GMIB, and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. We will also automatically terminate the Guaranteed minimum death benefit and its charge and apply the Return of Principal death benefit.

•
If you elect the Highest Anniversary Value death benefit with the GMIB and subsequently drop the GMIB prior to the contract date anniversary following age 85, we will no longer deduct the GMIB charge. Your contract will continue with the Highest Anniversary Value death benefit at the applicable charge. Withdrawals will now reduce your Highest Anniversary Value benefit base on a pro rata basis. See “How withdrawals affect your Guaranteed benefits”.

•	If you drop the GMIB from your contract prior to the contract date anniversary following age 85, the ATP will no longer be in effect. Any account value in the ATP Portfolio will be allocated to your variable investment options.

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the GMIB you will not be permitted to add the GMIB to your contract again. See “Guaranteed minimum death benefit” in this Prospectus for more information regarding how dropping the GMIB will affect the Guaranteed minimum death benefit. See “How withdrawals affect your Guaranteed benefits” for more information on how withdrawals are treated after the GMIB is dropped.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). The GWBL is only available as a conversion option from the GMIB. The current charge for this benefit is 1.10% for Conversion from GMIB I and 1.25% for Conversion from GMIB II. The opportunity to convert from the GMIB to the GWBL is the contract date anniversary following age 85. You may elect to make this conversion only during the 30 days after the contract anniversary following the attainment of age 85.

The “Conversion effective date” is the contract date anniversary following the contract owner’s age 85, if applicable.

A benefit base reset for the GMIB does not extend the waiting period during which you can convert.

If you have neither exercised the GMIB nor dropped it from your contract as of the contract date anniversary following age 85 (“last exercise date”), you will have up to 30 days after that contract date anniversary to choose what you want to do with your GMIB. You will have three choices available to you:

•	You may affirmatively convert the GMIB to a GWBL;

•	You may exercise the GMIB, and begin to receive lifetime income under that benefit;

•	You may elect to terminate the GMIB without converting to the GWBL.

If you take no action within 30 days after the contract date anniversary following age 85, the GMIB will convert automatically to the Single life GWBL.

If you exercise the GMIB, it will function as described in this Prospectus under “Guaranteed minimum income benefit (“GMIB”)”. If you elect to terminate the GMIB without converting to the GWBL, your contract will continue in force, without either benefit, but you will retain your Guaranteed minimum death benefit. If you take no action, or affirmatively convert the GMIB, your GMIB will be converted to the GWBL, retroactive to the Conversion effective date. Please note that if you exercise the GMIB prior to the Conversion effective date, you will not have the option to convert the GMIB to the GWBL. If you drop the GMIB prior to conversion, you will lose the “Greater of” GMDB and any withdrawals will now reduce your remaining death benefit base on a pro rata basis.

The charge for the GWBL will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life charge” in this Prospectus for a description of the charge.

You should not convert to the GWBL if:

•	You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals”);

•	You are not interested in taking withdrawals prior to the contract’s maturity date; or

•	You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money”, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Additional owner and annuitant requirements

Converting the GMIB to the GWBL may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the GMIB to the GWBL. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described under “Guaranteed annual withdrawal amount”.

Single owner.
  If the contract has a single owner, and the owner converts the GMIB to the GWBL with the single life (“Single life”) option, there will be no change to the ownership of the contract. However, if the owner converts the GMIB to the GWBL with the joint life (“Joint life”) option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

Joint owners.
If the contract has joint owners and the GMIB converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse’s age in determining the Applicable percentage. If the contract has non-spousal
joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner’s spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

Non-natural
owner.
Contracts with
non-natural
owners that convert to the GWBL will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural
owner and an individual annuitant, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the GWBL with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant’s spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a
non-natural
owner and joint annuitants, and the owner converts to the GWBL with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the GWBL on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL benefit base

Upon conversion, your GWBL benefit base is equal to either your account value or the applicable GMIB benefit base, as described under “Guaranteed annual withdrawal amount”. It will increase or decrease, as follows:

•	Your GWBL benefit base may be increased on each contract date anniversary, as described under “Annual Ratchet”.

•	Your GWBL benefit base is not reduced by withdrawals except any amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis. See “Effect of Excess withdrawals”.

Guaranteed annual withdrawal amount

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described under “Effect of Excess withdrawals”. The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses”.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

Single life.
If your GMIB is converted to a GWBL on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your GMIB benefit base on the Conversion effective date, multiplied by (2) the Applicable percentage.

Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

A Applicable percentage of account value	B Applicable percentage of GMIB benefit base
6.0%	5.0%

For example, if on the Conversion effective date your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the GMIB benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, if on the Conversion effective date your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the GMIB benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses”.

If the initial GWBL benefit base and Applicable percentage are calculated using your GMIB benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your GMIB is converted to the GWBL on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

Joint life/Successor owner.
If you hold an IRA or NQ contract, you may convert your GMIB to a Joint life GWBL. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner’s spouse. For NQ contracts, the successor owner can be designated as a joint owner. See “Additional owner and annuitant requirements” for more information regarding the requirements for naming a successor owner. The automatic conversion of the GMIB to the GWBL will create a Single life contract with the GWBL, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion effective date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.

Younger spouse’s age	A Applicable percentage of account value	B Applicable percentage of GMIB benefit base
85+	5.5%	4.0%
80-84	5.0%	3.5%
75-79	4.5%	3.0%
70-74	4.0%	2.5%

For example, if on the Conversion effective date your account value is $100,000, your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse’s age band) equals $4,000, while $150,000 (the GMIB benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse’s age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses”.

If the initial GWBL benefit base and Applicable percentage are calculated using your GMIB benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the GMIB has already converted to the GWBL on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse’s age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

You can elect Joint life until the later of 30 days following conversion or your first withdrawal from the GWBL. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse’s age as of the Conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the GWBL on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a
non-natural
owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Series B or Series L contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GWBL. See “Owner and annuitant requirements”.

Effect of Excess withdrawals

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•	Amounts withdrawn in excess of your Guaranteed annual withdrawal amount will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce the GWBL benefit base on a pro rata basis.

•	The Guaranteed annual withdrawal amount is recalculated on the following contract date anniversary to equal the Applicable percentage multiplied by the reset GWBL benefit base. You no longer have a Guaranteed annual withdrawal amount for the remainder of the contract year in which you have taken an Excess withdrawal.

You should not convert your GMIB to a GWBL if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Your Excess withdrawal amount is $3,000 ($8,000 minus $5,000) and it is 3.75% of your account value.

As your benefit base is $100,000 before the withdrawal, it would be reduced by 3.75% or $3,750 (3.75% of $100,000) as your excess portion of withdrawal. Your new benefit base would be $96,250 ($100,000 minus $3,750). In addition, your Guaranteed annual withdrawal amount is reduced to $4,813 (5.0% of $96,250), instead of the original $5,000. See “How withdrawals affect your Guaranteed benefits”.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A with-
drawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges and expenses”.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero”.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on the younger spouse’s attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your GMIB benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge”.

Subsequent contributions

Subsequent contributions are not permitted after the Conversion effective date.

Investment options

While the GWBL is in effect, investment options will be restricted to the investment options that were available to you when your GMIB was in effect. If you convert from GMIB I — Asset Allocation, your investment option will remain restricted to Option A. If you convert from GMIB II — Custom Selection, you will continue to have access to both Option A and Option B investment options. You will be able to reallocate your account value, at any time after the conversion, subject to the applicable allocation limitations. The ATP will remain in effect on your contract after conversion to the GWBL, but you will no longer be able to elect the ATP exit option.

Dollar cost averaging

Any dollar cost averaging program in place on the date of conversion will be terminated.

You may elect a new Investment simplifier program after conversion, but the Special DCA programs will not be available after conversion. See “Dollar cost averaging” in “Benefits available under the contract”.

Earnings enhancement benefit

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL, as it is no longer eligible to increase. We will continue to deduct the charge for this benefit as long it remains in effect. See “Guaranteed benefit charges” in “Charges and expenses” for more information.

Guaranteed minimum death benefit

The Guaranteed minimum death benefit that is in effect before the conversion of the GMIB to the GWBL will continue to be in effect after the conversion, but there will be no further Annual Ratchets or
Roll-ups
of the death benefit as of the contract anniversary date following age 85. However, we will continue to deduct the charge for these benefits as long they remain in effect. See “Guaranteed benefit charges” in “Charges and expenses” for more information. See “How withdrawals affect your Guaranteed benefits” and “Spousal continuation” in “Benefits available under the contract”.

If you convert your GMIB to a GWBL on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural
owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural
owner). Under certain circumstances,
Roll-ups
and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See “Spousal continuation” in “Benefits available under the contract”.

Annuity maturity date.
If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that as of your maturity date are at least equal to the Guaranteed annual withdrawal amount that you would have received under the GWBL. Any remaining Guaranteed minimum death benefit value will be terminated. See “Annuity maturity date” in “Accessing your money”.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•	Your Accumulator
®
Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator
®
Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural,
the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator
®
Series contract.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•	Any Guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar
basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.
•	The charge for the GWBL and any Guaranteed minimum death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, as described in “Charges and expenses”. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of Excess withdrawals”.

•	Withdrawals are not considered annuity payments for tax purposes. See “Tax information”.

•	All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals affect your Guaranteed benefits” and “How withdrawals are taken from your account value” in “Accessing your money”.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•	If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit. See “Surrendering your contract to receive its cash value” in “Accessing your money”.

•	If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•
If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse
will reduce the benefit base(s) as described in

“How withdrawals affect your Guaranteed benefits”, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Spousal continuation” in this Prospectus.

Dropping the Guaranteed withdrawal benefit for life after conversion

You may drop the GWBL from your contract after conversion from the GMIB, subject to the following restrictions:

•	You may not drop the GWBL if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the GWBL at any time.

•	The GWBL will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the GWBL on a date other than a contract date anniversary, we will deduct a pro rata portion of the GWBL charge for that year, on that date.

•	After the GWBL is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue to be on a pro rata basis.

•	Generally, only contracts with the GWBL can have successor owners. However, if your contract has the GWBL with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the GWBL. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner’s death.

•	After the GWBL is dropped, the ATP will no longer be in effect. Any account value in the ATP Portfolio will be allocated to your variable investment options.

After your request has been processed, you will receive a letter confirming that the GWBL has been dropped.

How withdrawals affect your Guaranteed benefits

Withdrawals affect your guaranteed benefit bases, as follows:

If the GMIB is elected at issue in combination with any Guaranteed minimum death benefit:

•	In the first contract year, all withdrawals reduce your Roll-up benefit base and Highest Anniversary Value benefit base on a pro rata basis.

•	Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
benefit base. Instead, such withdrawals reduce your Annual
Roll-up
amount on a
dollar-for-dollar
basis.
•	Beginning in the second contract year, withdrawals up to your Annual withdrawal amount will reduce your Highest Anniversary Value benefit base on a dollar-for-dollar basis.

•	An Excess withdrawal will always reduce your
Roll-up
benefit base and your Highest Anniversary Value benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your guaranteed benefit bases on a pro rata basis.

•	All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

If the Highest Anniversary Value death benefit is elected at issue without the GMIB:

•	All withdrawals from your contract always reduce your Highest Anniversary Value benefit base on a pro rata basis.

If you have the Return of Principal death benefit (with or without the GMIB):

•	All withdrawals from your contract reduce your Return of Principal death benefit base on a pro rata basis.

If the GMIB is dropped after issue before you are eligible to convert to the GWBL:

•	If you had the Return of Principal death benefit prior to dropping the GMIB, the Return of Principal death benefit will continue to be in effect and withdrawals will continue to reduce your Return of Principal death benefit base on a pro rata basis.

•	If you had the Highest Anniversary Value death benefit prior to dropping the GMIB, the Highest Anniversary Value death benefit will continue to be in effect and withdrawals will reduce the Highest Anniversary Value benefit base on a pro rata basis as of the date you drop the GMIB.

•	If you had the “Greater of” GMDB prior to dropping the GMIB, the “Greater of” GMDB will automatically be dropped and convert to the Return of Principal death benefit. The value of the Return of Principal death benefit base would be adjusted to reflect what the Return of Principal death benefit base would have been had your contract been issued with the Return of Principal death benefit. All withdrawals will reduce the Return of Principal death benefit base on a pro rata basis.

If the GMIB is dropped without converting to GWBL within 30 days after the contract date anniversary following age 85:

•	All withdrawals from your contract always reduce your Return of Principal death benefit base on a pro rata basis.

•	If the Highest Anniversary Value death benefit is still effective, withdrawals are taken on a dollar-for-dollar basis up to 5% of the beginning of year Highest Anniversary Value benefit base. The portion of any withdrawal over this amount and all subsequent withdrawals in that contract year will reduce the benefit base on a pro rata basis.

•	If the “Greater of” GMDB is still effective, the
Roll-up
benefit base and the Highest Anniversary Value benefit base are each reduced by withdrawals on a dollar-for-dollar
basis up to 5% of the beginning of contract year
Roll-up
benefit base. The portion of any withdrawal over this amount and all subsequent withdrawals in that contract year will reduce the respective benefit bases on a pro rata basis.

If your GMIB converts to GWBL:

•	Withdrawals up to your Guaranteed annual withdrawal amount will not reduce your GWBL benefit base.

•	An Excess withdrawal will always reduce your GWBL benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your contract to exceed the Guaranteed annual withdrawal amount, that portion of the withdrawal that exceeds the Guaranteed annual withdrawal amount and any subsequent withdrawals in that contract year will reduce your GWBL benefit base on a pro rata basis.

If your GMIB converts to GWBL, and you have a “Greater of” GMDB, the Highest Anniversary Value death benefit or the Return of Principal death benefit:

•	All withdrawals from your contract reduce your Roll-up benefit base, Highest Anniversary Value benefit base and Return of Principal death benefit base on a pro rata basis.

See “Dropping the Guaranteed minimum income benefit after issue”.

Low account value.
  Due to withdrawals and/or poor market performance, your account value could become insufficient to pay any applicable charges when due. This will cause your contract to terminate and could cause you to lose your Guaranteed minimum income benefit and any other guaranteed benefits. Please see “Effect of your account value falling to zero” in “Determining your contract’s value” for more information.

Please consider that the GWBL is not beneficial to you unless you intend to take withdrawals.

How a pro rata reduction is calculated

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage. If you take a withdrawal that reduces your guaranteed benefit base on a pro rata basis and your account value is less than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will exceed the amount of the withdrawal.
For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 – $16,000). If your account value is greater than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will be less than the amount of the withdrawal.

For purposes of calculating the adjustment to your guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see “Withdrawal charge”.

Prior to conversion, when an RMD withdrawal using our RMD program occurs, the entire withdrawal amount will reduce the
Roll-up
benefit base and the Highest Anniversary Value benefit base on a dollar-for-dollar
basis. Reduction on a
dollar-for-dollar
basis means that your
Roll-up
benefit base and your Highest Anniversary Value benefit base will be reduced by the dollar amount of the withdrawal. After conversion, the RMD amount, if greater than the Guaranteed annual withdrawal amount, will not reduce the GWBL benefit base.

For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar
basis in that contract year.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in a Special DCA program. Under Option A, but not Option B, you may participate in one of two Investment simplifier programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging; and

•	Investment simplifier.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” with Series B and Series L contracts and the “Special money market dollar cost averaging program” with Series CP
®
and Series C contracts. Collectively, we refer to the special dollar cost averaging program and the special money market dollar cost averaging program as the “Special DCA programs”.

Special dollar cost averaging program

You may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. The guaranteed lifetime minimum rate ranges from 1.00% to 3.00%, depending on the state where your contract is issued. There is no maximum rate. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator
®
Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after your contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has ended, you may select an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the selection that you have previously made.

Special money market dollar cost averaging program

You may dollar cost average from the account for special money market dollar cost averaging option, which is part of the EQ/Money Market investment option.

Under both Special DCA programs, the following applies:

•	Initial contributions to a program must be at least $2,000; subsequent contributions to an existing program must be at least $250.

•	Subsequent contributions to an existing program do not extend the time period of the program.

•	Contributions into a program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a program.

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it.

•
Currently, your account value will be transferred from the program into the investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

•	Contributions to a program may be designated for the variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of one of our programs, 100% of your contribution must be allocated to that program. In other words, your contribution cannot be split between your Special DCA program and any other investment options available under the contract.

—
You may designate up to 25% of your program to the guaranteed interest option, even if such a transfer would result in more than 25% of your account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”.

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file, the instructions for your program will change to match your new allocation instructions.

•	We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the program that we have on file for you.

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your program allocation instructions. Any withdrawal from a program will reduce your guaranteed benefit bases. See “How withdrawals affect your Guaranteed benefits”.

•	For contracts with GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see “Asset transfer program (“ATP”)”.
•	If the GMIB converts to the GWBL, the Special DCA programs are not available.

•	You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

Investment simplifier

Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in a Special DCA program. The Investment simplifier options are not available under Option B.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Series B and Series L contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if such a transfer ends the program. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

Interaction of dollar cost averaging programs with other contract features and benefits

You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options”. If your GMIB converts to the GWBL, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See “Guaranteed withdrawal benefit for life (“GWBL”)”. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base”.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability.

Rebalancing your account value

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see “Allocating your contributions”.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Available with our without the GMIB • Withdrawals could significantly reduce or terminate benefit

“Greater of” GMDB I	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	1.25% (1)	1.10% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

“Greater of” GMDB II	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	1.40% (1)	1.25% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
(1)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
GMIB I – Asset Allocation	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.40% (1)	1.10% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
GMIB II – Custom Selection	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.55% (1)	1.25% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Subject to restrictions on investment options • May not elect “Greater of” GMDB I

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase

GWBL conversion from GMIB I – Asset Allocation	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.40% (1)	1.10% (1)	• Only available from conversion from GMIB I on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85

GWBL conversion from GMIB II – Custom Selection	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.55% (1)	1.25% (1)	• Only available from conversion from GMIB II on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85
(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Additional Charge		• Not generally available with DCA • Subject to restrictions on investment options

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Additional Charge		• Not generally available with Rebalancing
(1)	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
(2)	Allows you to rebalance your account value only among the Option B variable investment options.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the GMIB and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The “Greater of” GMDB I is only available if you also elect the GMIB I – Asset Allocation. The “Greater of” GMDB II is only available if you also elect the GMIB II – Custom Selection.

(5)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.25%.

(6)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(7)
If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.

(8)	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.

(9)	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.55%.

(10)	The current charge is 1.10%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.40%.

(11)	The current charge is 1.25%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.55%.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH148384. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	5.49%	10.25%	7.23%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%	27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%	25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%	12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%	17.70%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.05%	18.17%	9.60%	6.91%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.99%	13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%^	24.58%	15.63%	9.90%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.98%	11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%^	8.23%	2.61%	2.11%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	4.51%	1.94%	1.60%
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%^	21.37%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy † — EIMG	1.03%	16.47%	8.47%	6.14%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%	16.85%	7.96%	3.55%
Equity	EQ/International Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%	16.86%	7.32%	3.27%

TYPE		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%^	33.79%	11.76%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%	23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.87%	14.01%	10.78%	7.82%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	14.52%	9.28%	6.12%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%	13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	1.01%	14.86%	7.31%	5.34%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%	4.35%	0.51%	0.84%
Asset Allocation	EQ/Ultra Conservative Strategy † # — EIMG	0.93%	6.80%	1.71%	1.34%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%	38.29%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trust” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

Option A – Asset Allocation account variable investment options are as follows.

EQ Strategic Allocation Portfolios
EQ/Aggressive Growth Strategy	EQ/Conservative Strategy
EQ/Balanced Strategy	EQ/Growth Strategy
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy

Option A also includes EQ/AB Dynamic Moderate Growth and EQ/Money Market.

Option B – Custom Selection account variable investment options are as follows.

Category 1 – Fixed Income
EQ/Core Bond Index	EQ/Quality Bond PLUS
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

Category 2 – Asset Allocation/Indexed
EQ/400 Managed Volatility	EQ/Conservative Growth Strategy
EQ/500 Managed Volatility	EQ/Conservative Strategy
EQ/2000 Managed Volatility	EQ/Growth Strategy
EQ/AB Dynamic Moderate Growth	EQ/International Managed Volatility
EQ/Aggressive Growth Strategy	EQ/Moderate Growth Strategy
EQ/Balanced Strategy

Category 3 – Core Diversified
1290 VT Small Cap Value	EQ/International Core Managed Volatility
1290 VT SmartBeta Equity	EQ/Large Cap Core Managed Volatility
EQ/American Century Mid Cap Value	EQ/Large Cap Growth Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/Core Plus Bond	EQ/Mid Cap Value Managed Volatility
EQ/Franklin Small Cap Value Managed Volatility	EQ/Morgan Stanley Small Cap Growth
EQ/Global Equity Managed Volatility	Multimanager Aggressive Equity

Category 4 – Manager Select
1290 VT Equity Income	EQ/Janus Enterprise
1290 VT Socially Responsible	EQ/JPMorgan Growth Stock
EQ/AB Small Cap Growth	EQ/JPMorgan Value Opportunities
EQ/Capital Group Research	EQ/Loomis Sayles Growth
EQ/ClearBridge Large Cap Growth	EQ/MFS International Growth
EQ/Invesco Comstock	EQ/PIMCO Ultra Short Bond
EQ/Invesco Global	Multimanager Technology

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH148384. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	5.49%	10.25%	7.23%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%	27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%	25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%	12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%	17.70%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.05%	18.17%	9.60%	6.91%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.99%	13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%^	24.58%	15.63%	9.90%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.98%	11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%^	8.23%	2.61%	2.11%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	4.51%	1.94%	1.60%
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%^	21.37%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy † — EIMG	1.03%	16.47%	8.47%	6.14%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%	16.85%	7.96%	3.55%
Equity	EQ/International Managed Volatility † — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%	16.86%	7.32%	3.27%

TYPE		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%^	33.79%	11.76%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%	23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.87%	14.01%	10.78%	7.82%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	14.52%	9.28%	6.12%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%	13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	1.01%	14.86%	7.31%	5.34%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%	4.35%	0.51%	0.84%
Asset Allocation	EQ/Ultra Conservative Strategy † # — EIMG	0.93%	6.80%	1.71%	1.34%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%	38.29%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trust” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Risks associated with variable investment options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Possible Fees on Access to Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Series CP Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on Access to Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions.

Cybersecurity Risks And Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID 19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One Thousand Two Hundred And Ninety Vt Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred And Ninety Vt Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred And Ninety Vt Smartbeta Equity Esg [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred And Ninety Vt Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Eq Two Thousand Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Eq Four Hundred Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Eq Five Hundred Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	10.71%
EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.15%
EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	6.91%
EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
EQ Capital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	11.34%
EQ Clearbridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQ Clearbridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.58%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	9.90%
EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	3.73%
EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.11%
EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	6.35%
EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	6.29%
EQ Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.14%
EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	3.27%
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQ Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQMFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	0.84%
EQ Ultra Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[7],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[6]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[11]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[11]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Available with our without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Greaterof G M D B I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Name of Benefit [Text Block]	“Greater of” GMDB I
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	“Greater of” GMDB I
Greaterof G M D B I I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Name of Benefit [Text Block]	“Greater of” GMDB II
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	“Greater of” GMDB II
G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Name of Benefit [Text Block]	GMIB I – Asset Allocation
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	GMIB I – Asset Allocation
G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Name of Benefit [Text Block]	GMIB II – Custom Selection
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Subject to restrictions on investment options • May not elect “Greater of” GMDB I
Name of Benefit [Text Block]	GMIB II – Custom Selection
Conversionfrom G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Name of Benefit [Text Block]	GWBL conversion from GMIB I – Asset Allocation
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[11]
Brief Restrictions / Limitations [Text Block]	• Only available from conversion from GMIB I on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85
Name of Benefit [Text Block]	GWBL conversion from GMIB I – Asset Allocation
Conversionfrom G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Name of Benefit [Text Block]	GWBL conversion from GMIB II – Custom Selection
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[11]
Brief Restrictions / Limitations [Text Block]	• Only available from conversion from GMIB II on contract anniversary following age 85 • Must elect within 30 days after the contract anniversary following age 85
Name of Benefit [Text Block]	GWBL conversion from GMIB II – Custom Selection
Earnings Enhancement Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[12]
Name of Benefit [Text Block]	Earnings enhancement
Purpose of Benefit [Text Block]	Provides an additional death benefit when your GMIB converts to the GWLB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[12]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase
Name of Benefit [Text Block]	Earnings enhancement
Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing	[13],[14]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Subject to restrictions on investment options
Name of Benefit [Text Block]	Rebalancing	[13],[14]
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Series B [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[15]
Exchange Fee, Current [Dollars]	$ 125	[16]
Administrative Expense, Current [Dollars]	$ 30	[17]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,300
Surrender Expense, 3 Years, Maximum [Dollars]	25,242
Surrender Expense, 5 Years, Maximum [Dollars]	37,653
Surrender Expense, 10 Years, Maximum [Dollars]	68,348
Annuitized Expense, 1 Year, Maximum [Dollars]	13,300
Annuitized Expense, 3 Years, Maximum [Dollars]	25,242
Annuitized Expense, 5 Years, Maximum [Dollars]	37,653
Annuitized Expense, 10 Years, Maximum [Dollars]	68,348
No Surrender Expense, 1 Year, Maximum [Dollars]	6,300
No Surrender Expense, 3 Years, Maximum [Dollars]	19,242
No Surrender Expense, 5 Years, Maximum [Dollars]	32,653
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 68,348
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Series B [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Series B [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[19]
Series B [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[20]
Series B [Member] | Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Series B [Member] | Greaterof G M D B I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Series B [Member] | Greaterof G M D B I I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Series B [Member] | G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Series B [Member] | G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Series B [Member] | Conversionfrom G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Series B [Member] | Conversionfrom G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Series Cp [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[15]
Exchange Fee, Current [Dollars]	$ 125	[16]
Administrative Expense, Current [Dollars]	$ 30	[17]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,666
Surrender Expense, 3 Years, Maximum [Dollars]	27,308
Surrender Expense, 5 Years, Maximum [Dollars]	39,371
Surrender Expense, 10 Years, Maximum [Dollars]	71,463
Annuitized Expense, 1 Year, Maximum [Dollars]	14,666
Annuitized Expense, 3 Years, Maximum [Dollars]	27,308
Annuitized Expense, 5 Years, Maximum [Dollars]	39,371
Annuitized Expense, 10 Years, Maximum [Dollars]	71,463
No Surrender Expense, 1 Year, Maximum [Dollars]	6,666
No Surrender Expense, 3 Years, Maximum [Dollars]	20,308
No Surrender Expense, 5 Years, Maximum [Dollars]	34,371
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 71,463
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Series Cp [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Series Cp [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[19]
Series Cp [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[20]
Series Cp [Member] | Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Series Cp [Member] | Greaterof G M D B I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Series Cp [Member] | Greaterof G M D B I I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Series Cp [Member] | G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Series Cp [Member] | G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Series Cp [Member] | Conversionfrom G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Series Cp [Member] | Conversionfrom G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Series L [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[15]
Exchange Fee, Current [Dollars]	$ 125	[16]
Administrative Expense, Current [Dollars]	$ 30	[17]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,668
Surrender Expense, 3 Years, Maximum [Dollars]	26,290
Surrender Expense, 5 Years, Maximum [Dollars]	34,305
Surrender Expense, 10 Years, Maximum [Dollars]	71,133
Annuitized Expense, 1 Year, Maximum [Dollars]	14,668
Annuitized Expense, 3 Years, Maximum [Dollars]	26,290
Annuitized Expense, 5 Years, Maximum [Dollars]	34,305
Annuitized Expense, 10 Years, Maximum [Dollars]	71,133
No Surrender Expense, 1 Year, Maximum [Dollars]	6,667
No Surrender Expense, 3 Years, Maximum [Dollars]	20,290
No Surrender Expense, 5 Years, Maximum [Dollars]	34,305
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 71,133
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Series L [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Series L [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[19]
Series L [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[20]
Series L [Member] | Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Series L [Member] | Greaterof G M D B I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Series L [Member] | Greaterof G M D B I I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Series L [Member] | G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Series L [Member] | G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Series L [Member] | Conversionfrom G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Series L [Member] | Conversionfrom G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Series C [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 125	[16]
Administrative Expense, Current [Dollars]	$ 30	[17]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,070
Surrender Expense, 3 Years, Maximum [Dollars]	20,789
Surrender Expense, 5 Years, Maximum [Dollars]	34,889
Surrender Expense, 10 Years, Maximum [Dollars]	71,872
Annuitized Expense, 1 Year, Maximum [Dollars]	7,070
Annuitized Expense, 3 Years, Maximum [Dollars]	20,789
Annuitized Expense, 5 Years, Maximum [Dollars]	34,889
Annuitized Expense, 10 Years, Maximum [Dollars]	71,872
No Surrender Expense, 1 Year, Maximum [Dollars]	6,720
No Surrender Expense, 3 Years, Maximum [Dollars]	20,439
No Surrender Expense, 5 Years, Maximum [Dollars]	34,539
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 71,522
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[18]
Series C [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[19]
Series C [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[20]
Series C [Member] | Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[4]
Series C [Member] | Greaterof G M D B I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[21],[22]
Series C [Member] | Greaterof G M D B I I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[22],[23]
Series C [Member] | G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[24]
Series C [Member] | G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[25]
Series C [Member] | Conversionfrom G M I B I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[26]
Series C [Member] | Conversionfrom G M I B I I Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%	[27]
Option A [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option A [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option A [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option A [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option A [Member] | EQ Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option A [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | One Thousand Two Hundred And Ninety Vt Equity Income [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | One Thousand Two Hundred And Ninety Vt Small Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | One Thousand Two Hundred And Ninety Vt Smartbeta Equity Esg [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | One Thousand Two Hundred And Ninety Vt Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Eq Two Thousand Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Eq Four Hundred Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Eq Five Hundred Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Capital Group Research [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Clearbridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Clearbridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQMFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Option B [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base.
[4]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[5]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.
[8]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trust” for more information regarding volatility management.
[9]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[10]	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
[11]	Expressed as an annual percentage of the benefit base.
[12]	Expressed as an annual percentage of account value.
[13]	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
[14]	Allows you to rebalance your account value only among the Option B variable investment options.
[15]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.
[16]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[17]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
[18]	If you elect the Earnings enhancement benefit at issue, and your GMIB then converts to the GWBL, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the GWBL.
[19]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
[20]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[21]	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.25%.
[22]	The “Greater of” GMDB I is only available if you also elect the GMIB I – Asset Allocation. The “Greater of” GMDB II is only available if you also elect the GMIB II – Custom Selection.
[23]	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.
[24]	The current charge is 1.10%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.40%.
[25]	The current charge is 1.25%. If you elect to reset the Roll-up benefit base, we reserve the right to increase your charge up to 1.55%.
[26]	The current charge is 1.10%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.40%.
[27]	The current charge is 1.25%. If you reset your GMIB prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to 1.55%.